Pay vs Performance Disclosure $ / shares in Units, pure in Thousands	12 Months Ended					14 Months Ended	18 Months Ended	28 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 12, 2021	Sep. 15, 2022	Dec. 31, 2024 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024, and our financial performance for each such fiscal year:
Pay Versus Performance Table for 2024
Year (a)	Summary Compensation Table Total for CEO(1) (b)	Compensation Actually Paid(4) (c)	Summary Compensation Table Total for CEO(2) (d)	Compensation Actually Paid(4) (e)	Summary Compensation Table Total for CEO(3) (f)	Compensation Actually Paid(4) (g)	Average Summary Compensation Table Total for Other NEOs(5) (h)	Average Compensation Actually Paid to Other NEOs(6) (i)	Value of Initial Fixed $100 Investment Based on:		Net Income(9) ($000’s) (l)	Pre-Tax Income(10) ($000’s) (m)
									Cumulative TSR(7) (j)	KBW NASDAQ Bank Index(8) (k)
2024	n/a	n/a	n/a	n/a	$1,694,339	1,297,177	$709,298	$585,714	$95.61	$132.60	$40,528	$56,674
2023	n/a	n/a	n/a	n/a	$1,481,891	$1,527,827	$703,591	$665,330	$95.50	$96.65	$64,443	$90,419
2022	n/a	n/a	$1,510,963	$1,502,691	$1,197,014	$1,310,688	$622,794	$650,479	$118.17	$97.52	$66,555	$94,366
2021	$1,756,569	$1,498,586	$1,659,046	$1,754,118	n/a	n/a	$753,751	$839,014	$104.04	$124.06	$47,700	$65,870
2020	$1,237,428	$1,076,898	n/a	n/a	n/a	n/a	$785,615	$588,764	$73.78	$89.69	$35,299	$49,068
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Keith A. Wilton (Former President and CEO) for 2021 and 2020. Mr. Wilton retired from the Company on March 12, 2021.

(2)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Walter T. Kaczmarek (Former President and CEO) for 2022 and 2021. Mr. Kaczmarek served as the President and Chief Executive Officer in 2019 until he retired in August of 2019. He was not an officer or employee of the Company in 2020. He rejoined the Company on March 15, 2021 and retired on September 15, 2022, but remained on the Board until the Company’s 2023 Annual Meeting of Shareholders.

(3)
The dollar amounts reported in column (f) are the amounts of total compensation reported for Robertson Clay Jones (President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table” for 2023 and 2022. Mr. Jones was promoted to President and Chief Executive Officer effective September 15, 2022.

(4)
The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid” to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to (1) Mr. Wilton’s, (2) Mr. Kaczmarek’s, and (3) Mr. Jones’s total compensation for each year to determine the compensation actually paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Reported Summary Compensation Table Total for CEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Fair Value of Awards Forfeited (e)	Compensation Actually Paid to CEO
(1)	2024	—	—	—	—	—	—	—
	2023	—	—	—	—	—	—	—
	2022	—	—	—	—	—	—	—
	2021	$1,756,569	—	$46,772	—	—	$(304,755)	$1,498,586
	2020	$1,237,428	$(330,000)	$169,470	—	—	—	$1,076,898
(2)	2024	—	—	—	—	—	—	—
	2023	—	—	—	—	—	—	—
	2022	$1,510,963	$(539,996)	$531,724	—	—	—	$1,502,691
	2021	$1,659,046	$(540,000)	$635,072	—	—	—	$1,754,118
	2020	—	—	—	—	—	—	—
(3)	2024	$1,694,339	$(678,577)	$275,415	$(18,800)	$24,800	—	$1,297,177
	2023	$1,481,891	$(466,497)	$522,933	$(33,400)	$22,900	—	$1,527,827
	2022	$1,197,014	$(488,996)	$569,915	—	$32,755	—	$1,310,688
	2021	—	—	—	—	—	—	—
	2020	—	—	—	—	—	—	—
(a)
The “reported grant date fair value of equity awards” represents the amount reported in the “Stock Awards” column in the “Summary Compensation Table” for 2024, 2023, 2022, 2021 and 2020.

(b)
The “equity award adjustments” for each applicable year include the addition or (subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were outstanding and unvested at the end of current fiscal year; (iii) change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year; (iv) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; and (v) Dividends paid on unvested shares/share units and stock options. Note that for calculation purposes unvested stock dividends are already included in the “Summary Compensation Table” under “All Other Compensation” for the applicable year (for Equity Awards granted prior to 2023). Dividends earned on unvested PRSUs and RSUs (2023 and 2024 Equity Awards) are reflected in the fiscal year-end fair value of outstanding and unvested awards. The fair value for all unvested equity awards is based on restricted stock awards with vesting periods of three and four years. The fair value for all PRSU equity awards is based on the expected vesting percentile of PRSUs for a given year which would be earned under the PRSU award. The amounts deducted or added in calculating the “equity award adjustments” are as follows for (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in The Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
(1)	2024	—	—	—	—	—	—
	2023	—	—	—	—	—	—
	2022	—	—	—	—	—	—
	2021	—	—	$46,772	—	—	$46,772
	2020	$328,518	$(88,438)	$(70,610)	—	—	$169,470
(2)	2024	—	—	—	—	—	—
	2023	—	—	—	—	—	—
	2022	—	—	$(34,219)	$565,943	—	$531,724
	2021	$533,300	$44,773	$56,999	—	—	$635,072
	2020	—	—	—	—	—	—
(3)	2024	$387,440	$(74,515)	$(37,510)	—	—	$275,415
	2023	$736,651	$(103,855)	$(109,863)	—	—	$522,933
	2022	$560,716	$13,096	$(3,897)	—	—	$569,915
	2021	—	—	—	—	—	—
	2020	—	—	—	—	—	—
(c)
The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the “Summary Compensation Table” for the applicable year.

(d)
The total “pension benefit adjustments” for each applicable year include the aggregate of two components: (i) the actuarially determined pension service cost for services rendered by the CEOs during the applicable year (the “SERP service cost”) and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “SERP Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts included in this column is the SERP service cost for services rendered by Mr. Jones during 2022, 2023 and 2024.

(e)
The amounts in this column reflect the fair value of awards forfeited by Mr. Wilton when he retired from the Company on March 12, 2021. The Fair value of forfeited awards are determined at the end of the prior year for awards made in prior fiscal years that were forfeited during the current fiscal year.

(5)
The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEOs) in the “Total” column of the “Summary Compensation Table” for 2024, 2023, 2022, 2021 and 2020. The names of the NEOs for each applicable year are as follows:

Year	Other NEOs	Position
2024	Susan Just	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Former Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
	Thomas A. Sa	Executive Vice President, Chief Operating Officer & Interim Chief Financial Officer
	Dustin M. Warford	Executive Vice President, Chief Banking Officer of Heritage Bank of Commerce
2023	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Janice Y. Coonley	Executive Vice President & Chief People and Diversity Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
	Glen E. Shu	Executive Vice President, President of Specialty Finance Group of Heritage Bank of Commerce and President of Bay View Funding
2022	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Janice Y. Coonley	Executive Vice President & Chief People and Diversity Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
2021	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	President and Chief Operating Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
2020	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	Executive Vice President & President of Community Business Bank Group of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
(6)
The dollar amounts reported in column (i) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEOs) as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding the CEOs) included for the purposes of calculating the average amounts in each applicable year are the same as the table noted in footnote (5) above. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the CEOs) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote (4).

Year	Average Reported Summary Compensation Table Total for NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Fair Value of Awards Forfeited	Average Compensation Actually Paid to NEOs
2024	$709,298	$(270,685)	$150,881	$(3,780)	—	—	$585,714
2023	$703,591	$(163,198)	$160,957	$(36,020)	—	—	$665,330
2022	$622,794	$(151,996)	$179,681	—	—	—	$650,479
2021	$753,751	$(162,275)	$232,544	$(21,925)	$36,919	—	$839,014
2020	$785,615	$(115,964)	$42,875	$(190,950)	$67,188	—	$588,764
(a)
The amounts deducted or added in calculating the total average equity award adjustments were determined In the same method described in footnote (4)b above and are as follows:

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$179,742	$(16,528)	$(12,333)	—	—	$150,881
2023	$257,703	$(37,755)	$(58,991)	—	—	$160,957
2022	$177,057	$10,798	$(8,174)	—	—	$179,681
2021	$160,262	$40,836	$31,446	—	—	$232,544
2020	$115,443	$(40,684)	$(31,884)	—	—	$42,875
(b)
The amounts added in calculating the total average pension benefit adjustments are as follows:

Year	Average Pension Service Cost	Average SERP Prior Service Cost	Average SERP Service Cost	Total Average Pension Benefit Adjustments
2024	—	—	—	—
2023	—	—	—	—
2022	—	—	—	—
2021	—	—	$36,919	$36,919
2020	—	$36,244	$30,944	$67,188
(7)
Represents the cumulative five-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2019 and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(8)
Represents a cumulative five-year total return to shareholders of a peer group. The peer group used is the “KBW NASDAQ Bank Index” as listed under Item 5 of our Annual Report on Form 10-K for the years ended December 31, 2020, 2021, 2022, 2023 and 2024, respectively.

(9)
The dollar amounts reported represent the amount of net income (in thousands) reflected in the Company’s audited consolidated financial statements for the applicable year.

(10)
Pre-tax income has been chosen as a “Selected Performance Measure.” While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Pre-tax income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name	Pre-TaxIncome
Named Executive Officers, Footnote
(5)
The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEOs) in the “Total” column of the “Summary Compensation Table” for 2024, 2023, 2022, 2021 and 2020. The names of the NEOs for each applicable year are as follows:

Year	Other NEOs	Position
2024	Susan Just	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Former Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
	Thomas A. Sa	Executive Vice President, Chief Operating Officer & Interim Chief Financial Officer
	Dustin M. Warford	Executive Vice President, Chief Banking Officer of Heritage Bank of Commerce
2023	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Janice Y. Coonley	Executive Vice President & Chief People and Diversity Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
	Glen E. Shu	Executive Vice President, President of Specialty Finance Group of Heritage Bank of Commerce and President of Bay View Funding
2022	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Janice Y. Coonley	Executive Vice President & Chief People and Diversity Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
2021	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	President and Chief Operating Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
2020	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	Executive Vice President & President of Community Business Bank Group of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Keith A. Wilton (Former President and CEO) for 2021 and 2020. Mr. Wilton retired from the Company on March 12, 2021.

(2)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Walter T. Kaczmarek (Former President and CEO) for 2022 and 2021. Mr. Kaczmarek served as the President and Chief Executive Officer in 2019 until he retired in August of 2019. He was not an officer or employee of the Company in 2020. He rejoined the Company on March 15, 2021 and retired on September 15, 2022, but remained on the Board until the Company’s 2023 Annual Meeting of Shareholders.

(3)
The dollar amounts reported in column (f) are the amounts of total compensation reported for Robertson Clay Jones (President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table” for 2023 and 2022. Mr. Jones was promoted to President and Chief Executive Officer effective September 15, 2022.

Peer Group Issuers, Footnote
(8)
Represents a cumulative five-year total return to shareholders of a peer group. The peer group used is the “KBW NASDAQ Bank Index” as listed under Item 5 of our Annual Report on Form 10-K for the years ended December 31, 2020, 2021, 2022, 2023 and 2024, respectively.

Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid” to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to (1) Mr. Wilton’s, (2) Mr. Kaczmarek’s, and (3) Mr. Jones’s total compensation for each year to determine the compensation actually paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Reported Summary Compensation Table Total for CEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Fair Value of Awards Forfeited (e)	Compensation Actually Paid to CEO
(1)	2024	—	—	—	—	—	—	—
	2023	—	—	—	—	—	—	—
	2022	—	—	—	—	—	—	—
	2021	$1,756,569	—	$46,772	—	—	$(304,755)	$1,498,586
	2020	$1,237,428	$(330,000)	$169,470	—	—	—	$1,076,898
(2)	2024	—	—	—	—	—	—	—
	2023	—	—	—	—	—	—	—
	2022	$1,510,963	$(539,996)	$531,724	—	—	—	$1,502,691
	2021	$1,659,046	$(540,000)	$635,072	—	—	—	$1,754,118
	2020	—	—	—	—	—	—	—
(3)	2024	$1,694,339	$(678,577)	$275,415	$(18,800)	$24,800	—	$1,297,177
	2023	$1,481,891	$(466,497)	$522,933	$(33,400)	$22,900	—	$1,527,827
	2022	$1,197,014	$(488,996)	$569,915	—	$32,755	—	$1,310,688
	2021	—	—	—	—	—	—	—
	2020	—	—	—	—	—	—	—
(a)
The “reported grant date fair value of equity awards” represents the amount reported in the “Stock Awards” column in the “Summary Compensation Table” for 2024, 2023, 2022, 2021 and 2020.

(b)
The “equity award adjustments” for each applicable year include the addition or (subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were outstanding and unvested at the end of current fiscal year; (iii) change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year; (iv) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; and (v) Dividends paid on unvested shares/share units and stock options. Note that for calculation purposes unvested stock dividends are already included in the “Summary Compensation Table” under “All Other Compensation” for the applicable year (for Equity Awards granted prior to 2023). Dividends earned on unvested PRSUs and RSUs (2023 and 2024 Equity Awards) are reflected in the fiscal year-end fair value of outstanding and unvested awards. The fair value for all unvested equity awards is based on restricted stock awards with vesting periods of three and four years. The fair value for all PRSU equity awards is based on the expected vesting percentile of PRSUs for a given year which would be earned under the PRSU award. The amounts deducted or added in calculating the “equity award adjustments” are as follows for (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in The Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
(1)	2024	—	—	—	—	—	—
	2023	—	—	—	—	—	—
	2022	—	—	—	—	—	—
	2021	—	—	$46,772	—	—	$46,772
	2020	$328,518	$(88,438)	$(70,610)	—	—	$169,470
(2)	2024	—	—	—	—	—	—
	2023	—	—	—	—	—	—
	2022	—	—	$(34,219)	$565,943	—	$531,724
	2021	$533,300	$44,773	$56,999	—	—	$635,072
	2020	—	—	—	—	—	—
(3)	2024	$387,440	$(74,515)	$(37,510)	—	—	$275,415
	2023	$736,651	$(103,855)	$(109,863)	—	—	$522,933
	2022	$560,716	$13,096	$(3,897)	—	—	$569,915
	2021	—	—	—	—	—	—
	2020	—	—	—	—	—	—
(c)
The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the “Summary Compensation Table” for the applicable year.

(d)
The total “pension benefit adjustments” for each applicable year include the aggregate of two components: (i) the actuarially determined pension service cost for services rendered by the CEOs during the applicable year (the “SERP service cost”) and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “SERP Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts included in this column is the SERP service cost for services rendered by Mr. Jones during 2022, 2023 and 2024.

(e)
The amounts in this column reflect the fair value of awards forfeited by Mr. Wilton when he retired from the Company on March 12, 2021. The Fair value of forfeited awards are determined at the end of the prior year for awards made in prior fiscal years that were forfeited during the current fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 709,298	$ 703,591	$ 622,794	$ 753,751	$ 785,615
Non-PEO NEO Average Compensation Actually Paid Amount	$ 585,714	665,330	650,479	839,014	588,764
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (i) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEOs) as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding the CEOs) included for the purposes of calculating the average amounts in each applicable year are the same as the table noted in footnote (5) above. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the CEOs) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote (4).

Year	Average Reported Summary Compensation Table Total for NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Fair Value of Awards Forfeited	Average Compensation Actually Paid to NEOs
2024	$709,298	$(270,685)	$150,881	$(3,780)	—	—	$585,714
2023	$703,591	$(163,198)	$160,957	$(36,020)	—	—	$665,330
2022	$622,794	$(151,996)	$179,681	—	—	—	$650,479
2021	$753,751	$(162,275)	$232,544	$(21,925)	$36,919	—	$839,014
2020	$785,615	$(115,964)	$42,875	$(190,950)	$67,188	—	$588,764
(a)
The amounts deducted or added in calculating the total average equity award adjustments were determined In the same method described in footnote (4)b above and are as follows:

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$179,742	$(16,528)	$(12,333)	—	—	$150,881
2023	$257,703	$(37,755)	$(58,991)	—	—	$160,957
2022	$177,057	$10,798	$(8,174)	—	—	$179,681
2021	$160,262	$40,836	$31,446	—	—	$232,544
2020	$115,443	$(40,684)	$(31,884)	—	—	$42,875
(b)
The amounts added in calculating the total average pension benefit adjustments are as follows:

Year	Average Pension Service Cost	Average SERP Prior Service Cost	Average SERP Service Cost	Total Average Pension Benefit Adjustments
2024	—	—	—	—
2023	—	—	—	—
2022	—	—	—	—
2021	—	—	$36,919	$36,919
2020	—	$36,244	$30,944	$67,188

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the section captioned “Executive Compensation—Compensation Discussion and Analysis” The Company’s executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. The metrics that the Company uses for both annual incentive compensation and long-term incentive awards are selected based on an objective of incentivizing our CEO and NEOs (excluding the CEO) to increase shareholder value. The metrics are also correlated with the Company’s strategic plan as approved each year by the Board. Changes in shareholder value are reflected in compensation actually paid above through the fair value of the Company’s equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in the Company’s common share price from $8.87 at December 31, 2020 to $11.94 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in the Company’s common share price from $11.94 at December 31, 2021 to $13.00 at December 31, 2022. Compensation actually paid for 2023 reflects a decrease in the fair value of these equity awards as a result of a decrease in the Company’s common share price from $13.00 at December 31, 2022 to $9.92 at December 31, 2023, partially offset by an increase in the estimated vesting percentile. Compensation actually paid for 2024 reflects a decrease in the fair value of these equity awards primarily as a result of the decrease in the estimated vesting percentile and also partially as a result of a decrease in the Company’s common share price from $9.92 at December 31, 2023 to $9.38 at December 31, 2024. The most important financial performance measures used by the Company to link executive compensation actually paid to the CEO and other NEOs (excluding the CEO) for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Pre-tax Income

Nonperforming Assets

Loan Growth

Deposit Growth

Total Shareholder Return Amount	$ 95.61	95.5	118.17	104.04	73.78
Peer Group Total Shareholder Return Amount	132.6	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 40,528,000	$ 64,443,000	$ 66,555,000	$ 47,700,000	$ 35,299,000
Company Selected Measure Amount	56,674	90,419	94,366	65,870	49,068
PEO Name	Robertson Clay Jones
Share Price | $ / shares	$ 9.38	$ 9.92	$ 13	$ 11.94	$ 8.87			$ 9.38
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Income
Non-GAAP Measure Description
(10)
Pre-tax income has been chosen as a “Selected Performance Measure.” While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Pre-tax income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year, to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Nonperforming Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Deposit Growth
Keith A. Wilton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,756,569	$ 1,237,428
PEO Actually Paid Compensation Amount				1,498,586	1,076,898
Walter T. Kaczmarek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,510,963	1,659,046
PEO Actually Paid Compensation Amount			1,502,691	1,754,118
Robertson Clay Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,694,339	1,481,891	1,197,014
PEO Actually Paid Compensation Amount	1,297,177	1,527,827	1,310,688
PEO | Keith A. Wilton [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Keith A. Wilton [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Keith A. Wilton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(330,000)
PEO | Keith A. Wilton [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				46,772	169,470
PEO | Keith A. Wilton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					328,518
PEO | Keith A. Wilton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(88,438)
PEO | Keith A. Wilton [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Keith A. Wilton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				46,772	(70,610)
PEO | Keith A. Wilton [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Keith A. Wilton [Member] | Equity Award Adjustment Change In Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(304,755)
PEO | Walter T. Kaczmarek [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Walter T. Kaczmarek [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Walter T. Kaczmarek [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(539,996)	(540,000)
PEO | Walter T. Kaczmarek [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			531,724	635,072
PEO | Walter T. Kaczmarek [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				533,300
PEO | Walter T. Kaczmarek [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				44,773
PEO | Walter T. Kaczmarek [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			565,943
PEO | Walter T. Kaczmarek [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,219)	56,999
PEO | Walter T. Kaczmarek [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Walter T. Kaczmarek [Member] | Equity Award Adjustment Change In Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Robertson Clay Jones [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,800)	(33,400)
PEO | Robertson Clay Jones [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,800	22,900	32,755
PEO | Robertson Clay Jones [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(678,577)	(466,497)	(488,996)
PEO | Robertson Clay Jones [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,415	522,933	569,915
PEO | Robertson Clay Jones [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,440	736,651	560,716
PEO | Robertson Clay Jones [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,515)	(103,855)	13,096
PEO | Robertson Clay Jones [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Robertson Clay Jones [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,510)	(109,863)	(3,897)
PEO | Robertson Clay Jones [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Robertson Clay Jones [Member] | Equity Award Adjustment Change In Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,780)	(36,020)		(21,925)	(190,950)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				36,919	30,944
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				36,919	67,188
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(270,685)	(163,198)	(151,996)	(162,275)	(115,964)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,881	160,957	179,681	232,544	42,875
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,742	257,703	177,057	160,262	115,443
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,528)	(37,755)	10,798	40,836	(40,684)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,333)	(58,991)	(8,174)	31,446	(31,884)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Award Adjustment Change In Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Pension Prior Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 36,244